AMENDMENT TO BL-8040 LICENSE AND LONG-TERM LOAN (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Borrowings		$ 8,733	$ 250	[1]
Risk-free interest rate		3.00%	2.00%		2.00%
Average standard deviation		61.00%	63.00%		66.00%
Loan from Kreos Capital [Member]
Disclosure of detailed information about business combination [line items]
Borrowings		$ 8,577		[1]
Biokine Therapeutics Ltd [Member]
Disclosure of detailed information about business combination [line items]
Cash payment	$ 10,000
Issuance of ADS, value	5,000
Amount of payment in futrue milestone	$ 5,000
Percetnage of additonal upfront sublicense	10.00%
Number of warrant purchase		957,549
Exercise of price per ADS		$ 0.94
Fair value of warrant	$ 861
Risk-free interest rate	3.05%	2.69%
Average standard deviation	69.10%	68.70%
Non-operating income		$ 593
Issuance of stock	4,980,080
Biokine Therapeutics Ltd [Member] | Loan from Kreos Capital [Member]
Disclosure of detailed information about business combination [line items]
Borrowings		$ 10,000
Interest rate		9.50%
Biokine Therapeutics Ltd [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Reduce payment owed on sublicense receipts	20.00%
Biokine Therapeutics Ltd [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of Reduce payment owed on sublicense receipts	40.00%

[1]	The loan is denominated in dollars and bears interest at an annual rate of 3.75%. The book value of the loan approximates its fair value. The loan is repayable in 60 monthly installments and is collateralized by certain lab equipment.